RUSSELL INVESTMENT COMPANY

Supplement dated May 1, 2015 to

PROSPECTUS DATED MARCH 1, 2015

RUSSELL EMERGING MARKETS FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Emerging Markets Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid securities.” The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby Russell Investment Management Company (“RIMCo”) allocates a portion of the Fund’s assets among multiple money manager investment strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Fund assets not allocated to discretionary money managers are managed by RIMCo. Assets not allocated to discretionary money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(ii)	The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Emerging Markets Fund in the Prospectus listed above:

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Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

CONSERVATIVE STRATEGY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Conservative Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of May 1, 2015 is 11% to equity, 81% to fixed/other income and 8% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIMCo. For all other Underlying Funds, RIMCo employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “conservative” fund due to its investment objective and asset allocation to fixed/other income Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

(ii)	The following changes are made under the sub-heading “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Conservative Strategy Fund in the Prospectus listed above:

Effective on or about May 1, 2015, the following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

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Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund and/or Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund and/or Underlying Fund may underperform. The securities, baskets of securities or instruments selected for the Fund’s and/or an Underlying Fund’s portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Fund and/or Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess the Fund’s and/or an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding the Fund’s and/or an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall Fund exposures, including risk, may be ineffective and/or cause the Fund and/or Underlying Fund to underperform.

Effective on or about May 1, 2015, the following risk factor replaces the “Non-U.S. Securities” risk factor in the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

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Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

Effective on or about May 1, 2015, the following risk factors are added to the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

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New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. A Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.

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Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund’s return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE MODERATE STRATEGY FUND: The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Moderate Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2015 is 34% to equity, 59% to fixed/other income and 7% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIMCo. For all other Underlying Funds, RIMCo employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “moderate” fund due to its investment objective and asset allocation to fixed/other income and equity Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL INVESTMENT STRATEGIES OF THE BALANCED STRATEGY FUND: The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Balanced Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2015 is 55% to equity, 35% to fixed/other income and 10% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIMCo. For all other Underlying Funds, RIMCo employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “balanced” fund due to its investment objective and asset allocation to equity and fixed/other income Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL INVESTMENT STRATEGIES OF THE GROWTH STRATEGY FUND: The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Growth Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2015 is 71% to equity, 16% to fixed/other income and 13% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIMCo. For all other Underlying Funds, RIMCo employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be a “growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL INVESTMENT STRATEGIES OF THE EQUITY GROWTH STRATEGY FUND: The following replaces the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Equity Growth Strategy Fund in the Prospectus listed above:

The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2015 is 79% to equity, 8% to fixed/other income and 13% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIMCo. For all other Underlying Funds, RIMCo employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. RIMCo considers this Fund to be an “equity growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds. In addition to investing in the Underlying Funds, RIMCo may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).

PRINCIPAL RISKS OF INVESTING IN THE CONSERVATIVE STRATEGY, MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: In the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each of the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds in the Prospectus listed above, the following principal risks associated with investing in the Underlying Funds and, indirectly, the Fund, are added to the principal risks associated with investing in the Fund due to RIMCo’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. References in these risks to the “Underlying Funds” are replaced with references to the “Fund” and/or “Underlying Funds,” as applicable.

•	Active Management
•	Quantitative Investing
•	Derivatives
•	Currency Trading Risk
•	Liquidity Risk
•	Index-Based Investing
•	Currency Risk
•	Credit Default Swaps
•	Counterparty Risk
•	Global Financial Markets Risk